OTHER ACCOUNTS ASSETS (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended							12 Months Ended
	Feb. 28, 2025 CAD ($)	Feb. 28, 2025 ILS (₪)	Jan. 31, 2025 CAD ($)	Jan. 31, 2025 ILS (₪)	Mar. 20, 2023 CAD ($)	Nov. 29, 2022 CAD ($) shares	Nov. 29, 2022 ILS (₪) shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Jan. 31, 2025 ILS (₪)	Apr. 17, 2024	Dec. 28, 2023	Oct. 25, 2023	Oct. 17, 2023	Oct. 11, 2023	Mar. 20, 2023 ILS (₪)	Oct. 11, 2022
Disclosure Of Other Accounts Receivable [Line Items]
Loan granted								$ 15,611	$ 12,513
Revaluation income from remeasurement of loans								$ (177)	601	$ 0
Loan Agreement [Member] | Imc Holdings Ltd [Member]
Disclosure Of Other Accounts Receivable [Line Items]
Interest rate												17.00%	16.00%	15.00%	18.00%	18.00%		15.00%
Telecana Ltd [Member] | Imc Holdings Ltd [Member]
Disclosure Of Other Accounts Receivable [Line Items]
Repayment of principal loan	$ 28	₪ 70
Telecana Ltd [Member] | Loan Agreement [Member] | Imc Holdings Ltd [Member]
Disclosure Of Other Accounts Receivable [Line Items]
Revaluation loss from remeasurement of the loan					$ 39
Loan granted					$ 39												₪ 100,000
Interest rate					4.00%												4.00%
Telecana Ltd [Member] | Convertible Loan Agreement [Member] | Imc Holdings Ltd [Member]
Disclosure Of Other Accounts Receivable [Line Items]
Conversion of warrant and compensation options into common shares						$ 611	₪ 1,545
Number of ordinary shares issued upon conversion | shares						1,040	1,040
Proportion Of Ownership Interests						51.00%	51.00%
Revaluation loss from remeasurement of the loan									$ 611
Telecana Ltd [Member] | Third Party Loan Agreement [Member] | Imc Holdings Ltd [Member]
Disclosure Of Other Accounts Receivable [Line Items]
Proportion Of Ownership Interests			51.00%	51.00%
Loan granted			$ 39								₪ 100
Total consideration from sale of ownership rights			$ 138	₪ 350